Related Party Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 01, 2014 USD ($) Pools	Oct. 31, 2014 USD ($) shares	May. 31, 2014 USD ($) Subsidiary	Jan. 31, 2014 USD ($) shares	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares $ / d	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Aggregate proceeds received						$ 11,080	$ 154,000	$ 9,114
Equity contribution from Teekay Corporation					$ 1,267		1,267
Reimbursement of Manager's crewing and manning costs						26,630	10,395
Working capital advanced to Pool Managers						$ 67,159	50,279
Minimum threshold for payment of performance fee to Manager | $ / shares						$ 3.20
Percentage of performance fee payable on Gross Cash Available for Distribution						20.00%
Percentage of commercial services fee						1.25%
Pool receivable from affiliates						$ 62,735	35,254
Payable To Manager [Member]
Related Party Transaction [Line Items]
Reimbursement of Manager's crewing and manning costs						$ 7,900	6,300
Minimum [Member]
Related Party Transaction [Line Items]
Fixed amount of management fee chargeable per vessel payable per day | $ / d						275
Maximum [Member]
Related Party Transaction [Line Items]
Fixed amount of management fee chargeable per vessel payable per day | $ / d						350
Pool Managers [Member]
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers						$ 46,800	$ 36,200
Tanker Investments Ltd [Member]
Related Party Transaction [Line Items]
Investment in equity accounted investment		$ 10,000		$ 25,000
Number of subsidiaries sold | Subsidiary			2
Tanker Investments Ltd [Member] | Working Capital [Member]
Related Party Transaction [Line Items]
Aggregate proceeds received			$ 1,700
Tanker Investments Ltd [Member] | Vessels [Member]
Related Party Transaction [Line Items]
Aggregate proceeds received			$ 154,000
Tanker Investments Ltd [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares purchased | shares		0.9		2.5
Teekay Tanker Operations Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Commercially managed tanker pools | Pools	3
Value of the assets acquired, including working capital	$ 23,700
Teekay Tanker Operations Ltd [Member] | Working Capital [Member]
Related Party Transaction [Line Items]
Business acquisition assets	$ 6,700